Note 18 - Concentration of Risk in Customer and Supplier Relationships	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

14. Concentration of Risk

Supplier Relationships

We began receiving product from Tianwei in February 2014 and stopped as of June 2014. In July 2014, we entered into a supply agreement for assembly of our proprietary modules with Auxin Solar, Inc., a panel supplier located in the United States. We began receiving product from Auxin in December 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

Historically, we obtained virtually all of our solar panels from Suntech and Lightway. During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of these suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of March 31, 2015, Suntech has not sought to enforce its judgment. As of March 31, 2015, we have included in accounts payable in our consolidated balance sheets a balance due to Suntech America of $946,438. We currently have no unshipped orders from Suntech or Lightway.

Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the three months ended March 31, 2015, three customers have accounted for significant revenues, varying by period, to our company: Smart Energy Today (“Smart Energy”), which specializes in helping home owners and business owners become more energy efficient, Helco Electrics (“Helco”) a full-service provider of electrical services in southern Oregon, Verengo Solar (“Verengo”), a solar installer based in Southern California, Sustainable Environmental Enterprises (“SEE”), a leading provider of renewable energy and development projects located in New Orleans, Louisiana, and Shoreline Electric (“Shoreline”) a provider of residential and commercial electrical services in Southern California. For the three months ended March 31, 2015 and 2014, the percentages of sales of our top five customers are as follows:

	Three Months Ended March 31,
	2015	2014
Smart Energy Today	34.9%	—
Helco Electric	12.7%	22.9%
Verengo Solar	13.9%	—
Sustainable Environmental Enterprises	—	11.7%
Shoreline Electric	—	31.9%

The percentage of our gross accounts receivable for our top accounts receivable balance as of March 31, 2015 and December 31, 2014, are as follows:

	March 31, 2015	December 31, 2014
WDC Solar, Inc.	62.4%	40.1%
Lowe’s Retail	11.6%	16.8%
Greg Teegarden	11.4%	—
Smart Energy	—	6.5%

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 30% and 39% of purchases as of March 31, 2015 and December 31, 2014, respectively. As of March 31, 2015 and December 31, 2014, accounts payable included amounts owed to our top three suppliers of approximately $68,000 and $0, respectively.

18. Concentration of Risk in Customer and Supplier Relationships

Supplier Relationships

In September 2013, we entered into a supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd. (“Tianwei”), a panel supplier located in China. We began receiving product from Tianwei in February 2014 and stopped as of June 2014. In July 2014, we entered into a supply agreement for assembly of our proprietary modules with Auxin Solar, Inc., a panel supplier located in the United States. We began receiving product from Auxin in December 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

Historically, we obtained virtually all of our solar panels from Suntech and Lightway. During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of these suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of December 31, 2014, Suntech has not sought to enforce its judgment. As of December 31, 2014, we have included in accounts payable in our consolidated balance sheets a balance due to Suntech America of $946,438. We currently have no unshipped orders from Suntech or Lightway.

Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the year ended December 31, 2014, five customers have accounted for significant revenues, varying by period, to our company: Smart Energy Today (“Smart Energy”), which specializes in helping home owners and business owners become more energy efficient, WDC Solar, Inc. (“WDC”), a leading construction, integration and installation of commercial, residential and utility scale solar installations in the Washington D.C. area, JCF Wholesale (“JCF”) a provider of residential and commercial electrical services in Southern California, Lowe’s Companies, Inc. (Lowe’s), a nationwide home improvement retail chain, and Sustainable Environmental Enterprises (“SEE”), a leading provider of renewable energy and development projects located in New Orleans, Louisiana. For the year ended December 31, 2014 and 2013, the percentages of sales of our top five customers are as follows:

	Years Ended December 31,
	2014	2013
Smart Energy Today	13.3%	13.5%
WDC Solar, Inc.	12.0%	14.7%
JCF Wholesale	8.7%	10.6%
Lowe’s	5.9%	6.9%
Sustainable Environmental Enterprises	1.3%	52.8%

The percentage of our gross accounts receivable for our top customers as of December 31, 2014 and 2013, are as follows:

	December 31,
	2014	2013
WDC Solar, Inc.	40.1%	—
Lowe’s	16.8%	—
Sustainable Environmental Enterprises	—%	86.7%
Smart Energy Today	6.5%	—

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 39% and 25% of purchases as of December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, accounts payable included amounts owed to these top three suppliers of approximately $0 and $1.0 million, respectively.